Share-based payments - Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model (Detail) - R$ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Cosan S.A. Industria e Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date		R$ 6.14	R$ 13.54
Compass Gas e Energia [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date		41.92	45.29
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date	[1]	R$ 15.74	23.37
Interest rate	[1]	10.41%
Volatility	[1]	25.84%
Moove [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date	[2]	R$ 283.02	R$ 66.97
Interest rate	[2]	4.05%
Volatility	[2]	42.85%

[1]	For publicly traded shares, based on the historical volatility of the share price over the thirty days preceding the grant date.
[2]	For non-publicly traded shares, such as those of Moove, based on the historical volatility of the controlling company’s share price over a period proportional to the term of the plan.